Other liabilities (Details) - DKK DKK in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other liabilities
Severance payment	DKK 896	DKK 3,854
Employee benefits	28,165	20,431
Royalty payable to third party	2,917	25,222
Interest payable on royalty bond	4,295	9,753
Other payables	7,335	5,190
Total other liabilities	DKK 43,608	DKK 64,450